Consolidated Statements Of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Comprehensive Income (Loss) [Abstract]
Net income	$ 24,956	$ 1,940,236	$ 548,595
Other comprehensive income (loss):
Net unrealized holding gains (losses) on investments arising during the period, net of income tax provision (benefit) of $(171,702), $(21,983) and $36,348	(309,256)	813,107	1,001,651
Less: reclassification adjustment for net (gains) losses included in net income (loss), net of income tax provision (benefit) of $(245,597), $(3,146) and $0	(442,350)	(97,514)	8,511
Net change in unrealized holding gains (losses) on investments, net of income tax provision (benefit) of $(417,299), $(25,129) and $36,348	(751,606)	715,593	1,010,162
Net unrealized foreign exchange gains (losses) arising during the period, net of income tax provision (benefit) of $372, $(1) and $51	670	(100)	3,602
Less: reclassification adjustment for foreign exchange gains (losses) included in net income (loss), net of income tax provision (benefit) of $0, $(96) and $0		(7,762)
Net change in unrealized foreign exchange gains (losses), net of income tax provision (benefit) of $372, $(97) and $51	670	(7,862)	3,602
Net unrealized gains (losses) on derivatives arising during the period, net of income tax provision (benefit) of $0, $4 and $16		306	1,125
Less: reclassification adjustment for derivative gains (losses) included in net income (loss), net of income tax provision (benefit) of $0, $0 and $0
Net change in unrealized derivative gains (losses), net of income tax provision (benefit) of $0, $4 and $16		306	1,125
Net pension and postretirement gain (loss) arising during the period, net of income tax provision (benefit) of $(13,919), $132 and $(38)	(25,070)	(23,189)	(2,698)
Less: reclassification adjustment for pension and postretirement (gains) losses included in net income (loss), net of income tax provision (benefit) of $590, $245 and $30	1,064	17,483	2,121
Net change in pension liability and postretirement benefits, net of income tax provision (benefit) of $(13,329), $377 and $(8)	(24,006)	(5,706)	(577)
Other comprehensive income (loss), net of income taxes	(774,942)	702,331	1,014,312
Comprehensive income (loss)	(749,986)	2,642,567	1,562,907
Comprehensive (income) loss attributable to the noncontrolling interest	275	(924)	1,685
Comprehensive income (loss) attributable to Leucadia National Corporation common shareholders	$ (749,711)	$ 2,641,643	$ 1,564,592